Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

June 30, 2019

AMG-QTLY-0819
1.818368.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 67.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,912,519	$33,525,716
Fidelity Communication Services Central Fund (a)	1,053,847	215,163,936
Fidelity Consumer Discretionary Central Fund (a)	759,865	259,995,309
Fidelity Consumer Staples Central Fund (a)	821,394	163,851,716
Fidelity Emerging Markets Equity Central Fund (a)	1,233,473	269,920,995
Fidelity Energy Central Fund (a)	1,089,038	115,971,657
Fidelity Financials Central Fund (a)	4,535,960	462,259,709
Fidelity Health Care Central Fund (a)	851,229	371,987,084
Fidelity Industrials Central Fund (a)	870,633	251,839,265
Fidelity Information Technology Central Fund (a)	1,460,007	573,067,519
Fidelity International Equity Central Fund (a)	8,435,793	659,932,066
Fidelity Materials Central Fund (a)	313,051	63,574,466
Fidelity Real Estate Equity Central Fund (a)	443,070	51,520,140
Fidelity Utilities Central Fund (a)	439,652	83,942,784
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,352,632,783)		3,576,552,362

Fixed-Income Central Funds - 21.5%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,564,558	24,619,758
Fidelity Floating Rate Central Fund (a)	252,896	25,651,272
Fidelity High Income Central Fund (a)	469,722	52,388,144

TOTAL HIGH YIELD FIXED-INCOME FUNDS		102,659,174

Investment Grade Fixed-Income Funds - 19.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,255,502	230,625,114
Fidelity International Credit Central Fund (a)	327,183	33,317,048
Fidelity Investment Grade Bond Central Fund (a)	6,961,796	770,949,273

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,034,891,435

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,080,972,380)		1,137,550,609

Money Market Central Funds - 3.2%
Fidelity Cash Central Fund 2.42% (b)	62,544,854	62,557,363
Fidelity Money Market Central Fund 2.57% (b)	4,132,572	4,132,985
Fidelity Securities Lending Cash Central Fund 2.42% (b)(c)	104,109,839	104,120,250
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $170,810,144)		170,810,598
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 8/1/19 to 9/26/19 (d)
(Cost $9,737,652)	9,770,000	9,740,359
	Shares	Value

Investment Companies - 9.6%
iShares 20+ Year Treasury Bond ETF (e)	767,063	$101,873,637
iShares Core MSCI Emerging Markets ETF	5,009,196	257,673,041
iShares MSCI Japan ETF	1,478,891	80,717,871
iShares S&P 500 Index ETF	238,593	70,325,287
TOTAL INVESTMENT COMPANIES
(Cost $499,143,619)		510,589,836
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $4,113,296,578)		5,405,243,764
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(106,167,579)
NET ASSETS - 100%		$5,299,076,185

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,050	Sept. 2019	$197,138,250	$(5,550,027)	$(5,550,027)

The notional amount of futures sold as a percentage of Net Assets is 3.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,740,359.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,841,653
Fidelity Commodity Strategy Central Fund	281,477
Fidelity Communication Services Central Fund	1,067,544
Fidelity Consumer Discretionary Central Fund	9,728,777
Fidelity Consumer Staples Central Fund	15,333,836
Fidelity Emerging Markets Debt Central Fund	1,088,320
Fidelity Emerging Markets Equity Central Fund	13,972,867
Fidelity Energy Central Fund	1,916,489
Fidelity Financials Central Fund	28,256,705
Fidelity Floating Rate Central Fund	2,152,949
Fidelity Health Care Central Fund	21,602,339
Fidelity High Income Central Fund	792,144
Fidelity High Income Central Fund 1	3,557,501
Fidelity Industrials Central Fund	13,584,086
Fidelity Inflation-Protected Bond Index Central Fund	5,111,107
Fidelity Information Technology Central Fund	98,778,857
Fidelity International Credit Central Fund	1,407,260
Fidelity International Equity Central Fund	44,420,790
Fidelity Investment Grade Bond Central Fund	19,781,156
Fidelity Materials Central Fund	5,838,799
Fidelity Money Market Central Fund	79,057
Fidelity Real Estate Equity Central Fund	889,895
Fidelity Securities Lending Cash Central Fund	34,390
Fidelity Utilities Central Fund	7,841,360
Total	$300,359,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,109,600	$27,383,624	$1,623,600	$(107,005)	$(3,236,903)	$33,525,716	13.9%
Fidelity Communication Services Central Fund	53,100,575	154,501,398	13,613,289	612,758	20,562,494	215,163,936	12.3%
Fidelity Consumer Discretionary Central Fund	305,835,749	19,210,860	56,488,569	6,768,759	(15,331,490)	259,995,309	13.0%
Fidelity Consumer Staples Central Fund	161,273,817	18,011,023	13,296,325	(921,548)	(1,215,251)	163,851,716	12.5%
Fidelity Emerging Markets Debt Central Fund	24,101,472	1,499,536	1,475,156	511	493,395	24,619,758	0.9%
Fidelity Emerging Markets Equity Central Fund	170,926,385	115,996,973	21,773,512	(1,180,809)	5,951,958	269,920,995	25.1%
Fidelity Energy Central Fund	157,433,278	4,180,646	11,173,354	(963,297)	(33,505,616)	115,971,657	12.7%
Fidelity Financials Central Fund	487,907,530	36,219,781	48,697,970	(2,833,889)	(10,335,743)	462,259,709	13.4%
Fidelity Floating Rate Central Fund	50,152,839	2,966,792	26,596,860	(666,966)	(204,533)	25,651,272	1.3%
Fidelity Health Care Central Fund	425,031,712	27,897,770	43,055,599	3,592,309	(41,479,108)	371,987,084	12.8%
Fidelity High Income Central Fund	--	828,648	46,840,101	(956,079)	(230,164)	52,388,144	2.0%
Fidelity High Income Central Fund 1	81,395,390	21,161,403	4,021,805	(13,205)	1,064,057	--	0.0%
Fidelity Industrials Central Fund	273,287,926	17,878,961	23,177,305	(1,160,582)	(14,989,735)	251,839,265	13.3%
Fidelity Inflation-Protected Bond Index Central Fund	181,866,950	135,258,159	90,255,434	507,652	3,247,787	230,625,114	16.6%
Fidelity Information Technology Central Fund	727,665,877	132,141,732	157,036,398	(7,419,323)	(122,284,369)	573,067,519	12.8%
Fidelity International Credit Central Fund	31,939,898	1,900,449	1,770,532	(200)	1,247,433	33,317,048	18.1%
Fidelity International Equity Central Fund	695,253,200	57,641,316	44,657,159	(236,940)	(48,068,351)	659,932,066	25.5%
Fidelity Investment Grade Bond Central Fund	872,914,296	83,860,190	222,870,614	(761,155)	37,806,556	770,949,273	5.0%
Fidelity Materials Central Fund	72,029,991	7,279,996	5,991,724	(1,023,138)	(8,720,659)	63,574,466	13.1%
Fidelity Real Estate Equity Central Fund	22,824,385	28,654,820	1,274,871	34,157	1,281,649	51,520,140	17.5%
Fidelity Utilities Central Fund	82,470,426	9,201,872	8,478,069	318,144	430,411	83,942,784	13.2%
	$4,888,521,296	$903,675,949	$844,168,246	$(6,409,846)	$(227,516,182)	$4,714,102,971

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.